MEEHAN FOCUS FUND
                                  (THE "FUND")

                        Supplement dated August 15, 2002
                      to Prospectus dated February 14, 2002

     The third paragraph on page 6 under "Purchases Shares By Wire Transfer" is restated as follows:

     To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.   Call 1-202-530-3350 to inform us that a wire is being sent

2.   Obtain an account number from the Transfer Agent

3.   Fill out and mail or fax an Account Application Form to the Transfer Agent

4.   Ask your bank to wire funds to the account of:

     PNC Bank
     ABA # 031000053
     For Account of The Meehan Focus Fund
     Acct. # 86-0695-9474
     For further credit:  (Your name)
     Acct. # (Your account number)